Significant accounting policies - New standards and interpretations not yet adopted (Details)	12 Months Ended
Dec. 31, 2022
Amendments to IAS 1 Presentation of Financial Statements: Classification of Liabilities as Current or Non-current
Disclosure of initial application of standards or interpretations [line items]
Standard/interpretation	Amendments to IAS 1 Presentation of Financial Statements: Classification of Liabilities as Current or Non-current
Effective Date	Jan. 01, 2024
Amendments to IAS 1 Presentation of Financial Statements and IFRS Practice Statement 2: Disclosure of Accounting policies
Disclosure of initial application of standards or interpretations [line items]
Standard/interpretation	Amendments to IAS 1 Presentation of Financial Statements and IFRS Practice Statement 2: Disclosure of Accounting policies
Effective Date	Jan. 01, 2023
Amendments to IAS 8 Accounting policies, Changes in Accounting Estimates and Errors: Definition of Accounting Estimates
Disclosure of initial application of standards or interpretations [line items]
Standard/interpretation	Amendments to IAS 8 Accounting policies, Changes in Accounting Estimates and Errors: Definition of Accounting Estimates
Effective Date	Jan. 01, 2023
Amendments to IAS 12 Income Taxes: Deferred Tax related to Assets and Liabilities arising from a Single Transaction
Disclosure of initial application of standards or interpretations [line items]
Standard/interpretation	Amendments to IAS 12 Income Taxes: Deferred Tax related to Assets and Liabilities arising from a Single Transaction
Effective Date	Jan. 01, 2023
Amendments to IFRS 16 Leases: Lease Liability in a Sale and Leaseback
Disclosure of initial application of standards or interpretations [line items]
Standard/interpretation	Amendments to IFRS 16 Leases: Lease Liability in a Sale and Leaseback
Effective Date	Jan. 01, 2024